RAINIER FUNDS

Large Cap Equity Fund

Original Shares

RIMEX

Supplement dated December 17, 2012 to the

Prospectus dated July 31, 2012 and

Summary Prospectus dated July 31, 2012

We are pleased to inform you that the Board of Trustees has approved a 0.05% reduction to the Rainier Large Cap Equity Fund’s investment advisory fee, effective January 1, 2013. In addition, the Investment Adviser has undertaken contractually to waive fees and reimburse expenses to reduce the Total Annual Fund Operating Expenses of the Fund by 0.05% for a period of 19 months, commencing on January 1, 2013. Page 2 of the Prospectus and Page 1 of the Summary Prospectus are replaced with the following information. Additionally, references to the advisory fees for the Original Shares throughout the Prospectus including on page 36 under Investment Adviser, are changed from 0.75% to 0.70% of average daily net assets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement*	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%
*	The Investment Adviser has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses with respect to the Original Shares is reduced by 0.05% through July 31, 2014.

RA-RIMEX-SUP

This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The obligation may be terminated at any time by the Board of Trustees upon written notice to the Investment Adviser and will terminate if the Management Agreement is terminated. In addition, the Fund’s administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund’s administration agreement is terminated.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$367	$643	$1,433

*        *        *         *

The following sentences are added to the FUND EXPENSES section as the second paragraph following the table on page 37 of the Prospectus.

FUND EXPENSES

The Investment Adviser has contractually agreed to reduce its fees and/or reimburse the Rainier Large Cap Equity Fund’s expenses such that the annual rate of ordinary operating expenses with respect to the Original Shares is reduced by 0.05% through July 31, 2014. This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The obligation may be terminated at any time by the Board of Trustees upon written notice to the Investment Adviser and will terminate if the Management Agreement is terminated. In addition, the Fund’s administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund’s administration agreement is terminated.

Please retain this Supplement with the Prospectus and/or Summary Prospectus.

RA-RIMEX-SUP

RAINIER FUNDS

Large Cap Equity Fund

Institutional Shares

RAIEX

Supplement dated December 17, 2012 to the

Prospectus dated July 31, 2012 and

Summary Prospectus dated July 31, 2012

We are pleased to inform you that the Board of Trustees has approved a 0.05% reduction to the Rainier Large Cap Equity Fund’s investment advisory fee, effective January 1, 2013. In addition, the Investment Adviser has undertaken contractually to waive fees and reimburse expenses to reduce the Total Annual Fund Operating Expenses of the Fund by 0.05% for a period of 19 months, commencing on January 1, 2013. Page 2 of the Prospectus and Page 1 of the Summary Prospectus are replaced with the following information. Additionally, references to the advisory fees for the Institutional Shares throughout the Prospectus including on page 36 under Investment Adviser, are changed from 0.75% to 0.70% of average daily net assets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%

Total Annual Fund Operating Expenses	0.86%

Fee Waiver and/or Expense Reimbursement*	-0.07%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

*	The Investment Adviser has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses with respect to the Institutional Shares is reduced by 0.05% through July 31, 2014. This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The obligation may be terminated at any time by the Board of Trustees upon written notice to the Investment Adviser and will terminate if the Management Agreement is terminated. In addition, the Fund’s administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund’s administration agreement is terminated.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$263	$466	$1,050

RA-RAIEX-SUP

The following sentences are added to the FUND EXPENSES section as the second paragraph following the table on page 37 of the Prospectus.

FUND EXPENSES

The Investment Adviser has contractually agreed to reduce its fees and/or reimburse the Rainier Large Cap Equity Fund’s expenses such that the annual rate of ordinary operating expenses with respect to the Institutional Shares is reduced by 0.05% through July 31, 2014. This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The obligation may be terminated at any time by the Board of Trustees upon written notice to the Investment Adviser and will terminate if the Management Agreement is terminated. In addition, the Fund’s administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund’s administration agreement is terminated.

Please retain this Supplement with the Prospectus and/or Summary Prospectus.

RA-RAIEX-SUP